INVESTMENTS - Shares in guarantee (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Associates
Value of Investment	R$ 5,632,476
Investment blocked	1,552,005	R$ 2,958,283
ISA Energia
Associates
Value of Investment	R$ 3,584,465
Percent of block	28.55%
Investment blocked	R$ 1,023,239	1,953,354
Energisa Holding
Associates
Value of Investment	R$ 171,873
Percent of block	85.57%
Investment blocked	R$ 147,073	247,497
Centrais Eltricas de Santa Catarina S.A. - CELESC
Associates
Value of Investment	R$ 333,818
Percent of block	13.76%
Investment blocked	R$ 45,931	39,511
Companhia Energtica do Cear - COELCE
Associates
Value of Investment	R$ 120,320
Percent of block	6.06%
Investment blocked	R$ 7,297	10,555
Auren Energia S.A.
Associates
Value of Investment	R$ 4,605
Percent of block	20.80%
Investment blocked	R$ 958	6,978
AES Brasil Energia S.A.
Associates
Investment blocked		37,425
Others
Associates
Value of Investment	1,417,395
Investment blocked	R$ 327,507	R$ 662,963
Others | Companhia Energtica de Braslia - CEB | Minimum
Associates
Percent of block	22.14%
Others | Companhia Energtica de Braslia - CEB | Maximum
Associates
Percent of block	60.41%